Investment Objectives and Goals - Systematic High Yield Bond Series	Jun. 05, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Series’ investment objective seeks to provide a high level of income as its primary objective
Objective, Secondary [Text Block]	and capital appreciation as a secondary objective.